Subsequent Events (Details) - Subsequent Event [Member] - USD ($)			1 Months Ended
	Mar. 13, 2023	Mar. 07, 2023	Mar. 19, 2023	Mar. 31, 2023
Subsequent Events (Details) [Line Items]
Shareholder credit facility (in Dollars)			$ 2,000,000
interest rate			7.00%
Company advanced amount (in Dollars)				$ 50,000
Exercise price		$ 4
Purchase	$ 50,000
Barandnic Holdings Ltd [Member]
Subsequent Events (Details) [Line Items]
warrants purchase (in Shares)		30,000
Money Channel, Inc [Member] | Common Stock [Member]
Subsequent Events (Details) [Line Items]
Exercise price	$ 4